United States
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                                FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: 12-31-00

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:                          Charlotte Capital LLC
ADDRESS:                       P.O. Box 472428
                               Charlotte, NC 28247-2428

13F FILE NUMBER: 28-2422

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Person Signing this Report on Behalf of Reporting Manager:

NAME:  Katy Y. Whitt
TITLE: Trader-Partner
PHONE: 704-541-1437

Signature, Place and Date of Signing:

/S/ Katy Y. Whitt          Charlotte, NC 28247                 January 5, 2000
-----------------          -------------------                 ---------------
(Signature)                 (City, State)                       (Date)

Report type             (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


REPORT SUMMARY:

OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED:                 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:                        76

FORM 13F INFORMATION TABLE VALUE TOTAL:                   242,661


                                                        Charlotte Capital, LLC
                                                              FORM 13F
                                                          December 31, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


AAR Corp.                      COM              000361105     5693   450900 SH       Sole                   136400            314500
Adaptec Inc.                   COM              00651f108      272    26500 SH       Sole                    26500
Anixter International Inc.     COM              035290105      387    17900 SH       Sole                    17900
Apogee Enterprises Inc.        COM              037598109      640   119100 SH       Sole                    25900             93200
Apple Computer Inc.            COM              037833100      278    18700 SH       Sole                    18700
Applied Signal Technology Inc. COM              038237103     1867   366525 SH       Sole                    80925            285600
Aspeon Inc.                    COM              045354107      474   584600 SH       Sole                   187400            397200
Atlantic American Corporation  COM              048209100      575   287700 SH       Sole                    63000            224700
Aura Systems Inc.              COM              051526101      650  1968450 SH       Sole                   441400           1527050
Avid Technology Inc.           COM              05367p100     2840   155500 SH       Sole                    40600            114900
Banner Corp.                   COM              06652v109     3595   235752 SH       Sole                    59774            175978
Billing Concepts Corp.         COM              090063108     2278  1138825 SH       Sole                   246225            892600
CONMED Corp.                   COM              207410101     5489   320513 SH       Sole                    85713            234800
Checkpoint Systems Inc.        COM              162825103     4898   658500 SH       Sole                   178800            479700
Cohesion Technologies Inc.     COM              19248n101      858   150800 SH       Sole                    32800            118000
Del Global Technologies Corp.  COM              245073101      562   374500 SH       Sole                   108800            265700
Delta Air Lines Inc.           COM              247361108      266     5300 SH       Sole                     5300
EarthLink Inc.                 COM              270321102     3824   760000 SH       Sole                   201800            558200
Edgewater Technology, Inc.     COM              280358102     3407   524200 SH       Sole                   113100            411100
Energen Corp                   COM              29265n108      700    21750 SH       Sole                     4500             17250
Entegris Inc.                  COM              29362u104     2524   337300 SH       Sole                    88800            248500
FPIC Insurance Group Inc.      COM              302563101     3165   344500 SH       Sole                    75400            269100
FSI International Inc.         COM              302633102     3610   431000 SH       Sole                    93000            338000
Finish Line Inc.               COM              317923100     2953   500000 SH       Sole                   110050            389950
First Charter Corp             COM              319439105     4696   315700 SH       Sole                    82500            233200
Franklin Covey Co.             COM              353469109     4443   592400 SH       Sole                   124600            467800
Galileo International Inc.     COM              363547100      400    20000 SH       Sole                    20000
Granite Construction Inc.      COM              387328107     4077   140900 SH       Sole                    37400            103500
Hibernia Corp.                 COM              428656102     4238   332400 SH       Sole                    87400            245000
Hollinger International Inc.   COM              435569108     5112   322000 SH       Sole                    88600            233400
Infogrames Inc.                COM              45665t107     1072   192800 SH       Sole                    42040            150760
Informix Corp.                 COM              456779107     6366  2144500 SH       Sole                   577100           1567400
Iomega Corp.                   COM              462030107     5369  1593200 SH       Sole                   425600           1167600
John H. Harland Co.            COM              412693103     4252   301000 SH       Sole                    92200            208800
Loral Space & Communications L COM              g56462107      372   116800 SH       Sole                   116800
MTS Systems Corp.              COM              553777103     3604   497100 SH       Sole                   106700            390400
Magellan Health Services Inc.  COM              559079108     1744   393000 SH       Sole                    85600            307400
Maverick Tube Corp.            COM              577914104     5414   239300 SH       Sole                    69200            170100
McDermott International Inc.   COM              580037109      280    26000 SH       Sole                    26000
Meditrust Corp.                COM              58501t306     2372   925800 SH       Sole                   283100            642700
Midway Games                   COM              598148104     1387   195400 SH       Sole                    59200            136200
Midwest Express Holdings Inc.  COM              597911106     3452   235000 SH       Sole                    50700            184300
NS Group Inc.                  COM              628916108     3969   420000 SH       Sole                    94200            325800
National Health Investors Inc. COM              63633d104     1903   258000 SH       Sole                    64700            193300
National Service Industries In COM              637657107     6463   251600 SH       Sole                    66900            184700
Nordstrom Inc.                 COM              655664100      295    16200 SH       Sole                    16200
Nova Corp. Georgia             COM              669784100     8681   435400 SH       Sole                   115700            319700
Parexel International          COM              699462107     9190   849960 SH       Sole                   224800            625160
Parlex Corp.                   COM              701630105     1994   147000 SH       Sole                    33900            113100
Penn Treaty American Corp.     COM              707874103     3680   210300 SH       Sole                    46400            163900
Personnel Group of America Inc COM              715338109     1153   683100 SH       Sole                   148750            534350
Pittston Brinks Group          COM              725701106      239    12000 SH       Sole                    12000
Presidential Life Corporation  COM              740884101     3467   232100 SH       Sole                    62000            170100
Quanta Services Inc.           COM              74762e102      258     8000 SH       Sole                     8000
Ralcorp Holdings               COM              751028101     4012   245000 SH       Sole                    52800            192200
Republic Bancshares, Inc.      COM              759929102     2912   314800 SH       Sole                    68600            246200
Right Management Consultants I COM              766573109      250    15900 SH       Sole                    15900
School Specialty Inc.          COM              807863105     6924   345100 SH       Sole                    92000            253100
Scios Inc.                     COM              808905103    10907   472950 SH       Sole                   123450            349500
Service Corporation Internatio COM              817565104     1790  1022900 SH       Sole                   314500            708400
Southwest Securities Group Inc COM              845224104     5175   200000 SH       Sole                    43200            156800
Sovereign Bancorp              COM              845905108     6162   758400 SH       Sole                   213300            545100
Stewart Enterprises Inc.       COM              860370105     1916  1005000 SH       Sole                   267200            737800
Storage Technology             COM              862111200     6637   737400 SH       Sole                   192500            544900
Sunoco Inc.                    COM              86764p109      398    11800 SH       Sole                    11800
Sylvan Learning Systems Inc.   COM              871399101     5961   402400 SH       Sole                   104700            297700
Tetra Technologies Inc.        COM              88162f105     5189   334800 SH       Sole                    71300            263500
Tommy Hilfiger Corp.           COM              g8915z102     4654   474300 SH       Sole                   126800            347500
Trinity Industries, Inc.       COM              896522109     6185   247400 SH       Sole                    71200            176200
UICI                           COM              902737105     4229   712200 SH       Sole                   196300            515900
US Freightways Corp.           COM              916906100     4846   161100 SH       Sole                    42200            118900
Ultramar Diamond Shamrock Corp COM              904000106      395    12800 SH       Sole                    12800
Uno Restaurant Corp.           COM              914900105     2278   276125 SH       Sole                    67855            208270
VICORP Restaurants, Inc.       COM              925817108     1099    61900 SH       Sole                    13700             48200
Viant Inc.                     COM              92553n107     1588   400000 SH       Sole                    86200            313800
Wolverine World Wide Inc.      COM              978097103     7412   486000 SH       Sole                   131500            354500
REPORT SUMMARY                 76 DATA RECORDS              242661            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED